Label	Element	Value
Portfolio Optimization Moderate-Conservative Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT DATED MARCH 25, 2022

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2021

FOR CLASS D, CLASS I AND P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2021 for Class D, Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

All references to Janus Capital Management LLC are deleted and replaced with Janus Henderson Investors US LLC.

Disclosure Changes to the Fund Summaries section

Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Optimization Moderate-Conservative Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Portfolio Optimization Moderate-Conservative Portfolio – In the Principal Risks from Holdings in Underlying Funds subsection, Consumer Products Sector Risk is removed.